Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Pension And Post Retirement Healthcare Plans [Abstract]
Summary of fair value of plan assets

The proportions of the total fair value of assets in the pension plans for each asset class at the balance sheet date were:

	2017		2016

Equities	32.4%		36.8%
– Quoted		28.6%		32.5%
– Private		3.8%		4.3%
Bonds	53.2%		47.9%
– Government fixed income		14.3%		11.3%
– Government inflation-linked		13.1%		12.0%
– Corporate and other publicly quoted		23.5%		22.3%
– Private		2.3%		2.3%
Property	11.2%		11.0%
– Quoted property funds		5.8%		5.8%
– Unquoted property funds		5.4%		5.2%
Qualifying insurance policies	0.2%		0.6%
Cash & other	3.0%		3.7%
	100.0%		100.0%

Summary of maturity of defined benefit obligations

An approximate analysis of the maturity of the obligations is given in the table below:

	Pension benefits	Other benefits	2017 Total %	2016 Total %	2015 Total %

Proportion relating to current employees	20%	16%	20%	21%	22%
Proportion relating to former employees not yet retired	12%	1%	11%	12%	11%
Proportion relating to retirees	68%	83%	69%	67%	67%
Total	100%	100%	100%	100%	100%
Average duration of obligations (years)	14.0	12.7	13.9	14.3	13.4

Summary of geographical distribution of defined benefit obligations

An approximate analysis of the geographic distribution of the obligations is given in the table below:

	Pension benefits	Other benefits	2017 Total %	2016 Total %	2015 Total %

Canada	49%	41%	49%	46%	44%
UK	29%	2%	27%	27%	29%
US	12%	54%	14%	16%	15%
Switzerland	5%	0%	5%	5%	6%
Eurozone	3%	0%	3%	4%	4%
Other	2%	3%	2%	2%	2%
Total	100%	100%	100%	100%	100%

Summary of total expense recognised in the income statement

Total expense recognised in the income statement

	Pension benefits	Other benefits	2017 Total %	2016 Total US$m	2015 Total US$m

Current employer service cost for defined benefit plans	(146)	(9)	(155)	(158)	(184)
Past service income	1	3	4	-	144
Curtailment gains	1	-	1	5	13
Settlement gains	1	-	1	-	11
Net interest on net defined benefit liability	(45)	(34)	(79)	(90)	(113)
Non-investment expenses paid from the plans	(17)	-	(17)	(22)	(21)
Total defined benefit expense	(205)	(40)	(245)	(265)	(150)
Current employer service cost for defined contribution and industry-wide plans	(253)	(2)	(255)	(257)	(289)
Total expense recognised in the income statement	(458)	(42)	(500)	(522)	(439)

Summary of total amount recognised in other comprehensive income before tax

Total amount recognised in other comprehensive income before tax

	2017 US$m	2016 US$m	2015 US$m

Actuarial (losses)/gains	(855)	(1,120)	548
Return on assets (net of interest on assets)	894	1,031	79
Loss on application of asset ceiling	(33)	(1)	(8)
Total gain/(loss) recognised in other comprehensive income	6	(90)	619

Summary of amount recognised in balance sheet

The following amounts were measured in accordance with IAS 19 at 31 December:

	Pension benefits	Other benefits	2017 Total US$m	2016 Total US$m

Total fair value of plan assets	15,257	-	15,257	13,749
Present value of obligations – funded	(16,199)	-	(16,199)	(14,504)
Present value of obligations – unfunded	(448)	(998)	(1,446)	(1,724)
Present value of obligations – total	(16,647)	(998)	(17,645)	(16,228)
Effect of asset ceiling	(111)	-	(111)	(63)
Net deficit to be shown in the balance sheet	(1,501)	(998)	(2,499)	(2,542)
Comprising:
– Deficits	(2,372)	(998)	(3,370)	(3,167)
– Surpluses	871	-	871	625
Net deficits on pension plans	(1,501)	-	(1,501)	(1,616)
Unfunded post-retirement healthcare obligation	-	(998)	(998)	(926)

Summary of funding policy and contributions to plans

	Pension benefits	Other benefits	2017 Total US$m	2016 Total US$m	2015 Total US$m

Contributions to defined benefit plans	349	55	404	464	328
Contributions to defined contribution plans	241	2	243	240	272
Contributions to industry-wide plans	12	-	12	17	17
Total	602	57	659	721	617

Summary of movement in net defined benefit liability

Defined contribution plans and industry-wide plans are excluded from the movements below.

	Pension benefits	Other benefits	2017 Total US$m	2016 Total US$m

Change in the net defined benefit liability
Net defined benefit liability at the start of the year	(1,616)	(926)	(2,542)	(2,530)
Amounts recognised in Income	(205)	(40)	(245)	(265)
Amounts recognised in Other comprehensive income	62	(56)	6	(90)
Employer contributions	349	55	404	464
Arrangements divested	13	-	13	(8)
Currency exchange rate loss	(104)	(31)	(135)	(113)
Net defined benefit liability at the end of the year	(1,501)	(998)	(2,499)	(2,542)

	Pension benefits	Other benefits	2017 Total US$m	2016 Total US$m

Change in present value of obligation
Present value of obligation at the start of the year	(15,302)	(926)	(16,228)	(16,123)
Current employer service costs	(146)	(9)	(155)	(158)
Past service income	1	3	4	-
Curtailments	1	-	1	5
Settlements	307	-	307	-
Interest on obligation	(498)	(34)	(532)	(577)
Contributions by plan participants	(23)	-	(23)	(23)
Benefits paid	894	55	949	967
Experience (loss)/gain	(2)	9	7	139
Changes in financial assumptions loss	(678)	(40)	(718)	(1,187)
Changes in demographic assumptions loss	(119)	(25)	(144)	(72)
Arrangements divested	13	-	13	86
Currency exchange rate (loss)/gain	(1,095)	(31)	(1,126)	715
Present value of obligation at the end of the year	(16,647)	(998)	(17,645)	(16,228)

	Pension benefits	Other benefits	2017 Total US$m	2016 Total US$m

Change in plan assets
Fair value of plan assets at the start of the year	13,749	-	13,749	13,642
Settlements	(306)	-	(306)	-
Interest on assets	459	-	459	492
Contributions by plan participants	23	-	23	23
Contributions by employer	349	55	404	464
Benefits paid	(894)	(55)	(949)	(967)
Non-investment expenses	(17)	-	(17)	(22)
Return on plan assets (net of interest on assets)	894	-	894	1,031
Arrangements divested	-	-	-	(94)
Currency exchange rate gain/(loss)	1,000	-	1,000	(820)
Fair value of plan assets at the end of the year	15,257	-	15,257	13,749

	Pension benefits	Other benefits	2017 Total US$m	2016 Total US$m

Change in the effect of the asset ceiling
Effect of the asset ceiling at the start of the year	(63)	-	(63)	(49)
Interest on the effect of the asset ceiling	(6)	-	(6)	(5)
Movement in the effect of the asset ceiling	(33)	-	(33)	(1)
Currency exchange rate loss	(9)	-	(9)	(8)
Effect of the asset ceiling at the end of the year	(111)	-	(111)	(63)

Summary of main assumptions rate for valuations of plans and sensitivity analysis

The main assumptions for the valuations of the plans under IAS 19 are set out below.

	Canada	UK	US	Switzerland	Eurozone
At 31 December 2017
Discount rate	3.4%	2.3%	3.5%	0.5%	1.5%
Inflation (a)	1.8%	3.2%	2.1%	1.2%	1.7%
Rate of increase in pensions	0.5%	2.8%	0.0%	0.4%	1.7%
Rate of increase in salaries	3.1%	3.6%	3.6%	2.2%	1.9%

At 31 December 2016
Discount rate	3.8%	2.6%	3.9%	0.6%	1.4%
Inflation (a)	1.9%	3.3%	2.1%	1.0%	1.6%
Rate of increase in pensions	0.4%	2.9%	0.0%	0.0%	1.4%
Rate of increase in salaries	3.2%	3.7%	3.6%	2.0%	2.4%

(a)	The inflation assumption shown for the UK is for the Retail Price Index. The assumption for the Consumer Price Index at 31 December 2017 was 2.1 per cent (2016: 2.2 per cent).

The results of this sensitivity analysis are summarised in the table below.

		2017		2016
		Approximate (increase)/decrease in obligations		Approximate (increase)/decrease in obligations
Assumption	Change in assumption	Pensions US$m	Other US$m	Pensions US$m	Other US$m

Discount rate	Increase of 0.5 percentage points	1,091	59	1,031	57
	Decrease of 0.5 percentage points	(1,169)	(63)	(1,107)	(61)

Inflation	Increase of 0.5 percentage points	(579)	(20)	(536)	(19)
	Decrease of 0.5 percentage points	550	18	507	17

Salary increases	Increase of 0.5 percentage points	(74)	(1)	(77)	(3)
	Decrease of 0.5 percentage points	72	1	75	2

Demographic – allowance for future improvements in longevity	Participants assumed to have the mortality rates of individuals who are one year older	509	20	481	20
	Participants assumed to have the mortality rates of individuals who are one year younger	(509)	(20)	(481)	(20)

Medical costs trend rates	Increase of 1.0 percentage points	-	(38)	-	(37)
	Decrease of 1.0 percentage points	-	33	-	31